Commitments	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]
17.	Commitments:

(a)	Operating leases:

The Company has entered into operating leases for office space. Future minimum payments under the various operating leases are as follows:

2018	$712
2019	684
2020	588
2021	201
2022	201
Thereafter	386

Total minimum payments required	$2,772

Rent expense for the year ended December 31, 2017 was $658 (2016 - $614; 2015 - $655).

(b)	Commitments for clinical and other agreements:

The Company entered into various clinical and other agreements requiring it to fund future expenditures of $7,309 (2016 - $1,755; 2015 - $2,889).

(c)	Purchase commitments:

The Company has purchase commitments with certain suppliers who assist in the production of AGGRASTAT®. The amount of the purchase commitment is based on physical quantities manufactured; however, there is a minimum purchase obligation of $166 for years 2018 through 2020.